Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions					3 Months Ended												12 Months Ended
	Oct. 29, 2018	Oct. 24, 2017	Oct. 24, 2016	Nov. 02, 2015	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 21, 2018
Retained Earnings Adjustments [Line Items]
Dividend declared					$ 0.075	$ 0.075	$ 0.075	$ 0.075	$ 0.075	$ 0.050	$ 0.050	$ 0.050	$ 0.0500	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.30	$ 0.30	$ 0.20
Annual Dividend [Member]
Retained Earnings Adjustments [Line Items]
Dividend declared	$ 1.20	$ 1.20	$ 0.80	$ 0.60
Quarterly Dividend [Member]
Retained Earnings Adjustments [Line Items]
Dividend declared	$ 0.30	$ 0.30	$ 0.20	$ 0.15
American Depositary Shares
Retained Earnings Adjustments [Line Items]
ADSs repurchased during period, shares																	1,006
ADSs repurchased during period, cost																	$ 34.8
Average purchase price per ADS																	$ 34.54
American Depositary Shares | Maximum
Retained Earnings Adjustments [Line Items]
Repurchase of shares																				$ 200.0